Subsequent Events (Details) - EBP 001 - USD ($)	Jun. 25, 2026	Dec. 31, 2025	Dec. 31, 2024
EBP, Subsequent Event [Line Items]
Investments, at fair value		$ 26,554,054	$ 23,207,786
Company's common stock, closing market price (in dollars per share)		$ 25.26	$ 51.25
Common Stock
EBP, Subsequent Event [Line Items]
Investments, at fair value		$ 583,074	$ 1,102,533
Subsequent Event
EBP, Subsequent Event [Line Items]
Company's common stock, closing market price (in dollars per share)	$ 3.79
Subsequent Event | Common Stock
EBP, Subsequent Event [Line Items]
Investments, at fair value	$ 87,484